CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTEREST INCOME
Interest and fees on loans		$ 70,930	$ 71,823	$ 80,664
Interest on securities
Taxable		7,805	6,341	4,059
Tax-exempt		907	991	1,101
Other investments		1,200	1,400	1,297
Total Interest Income		80,842	80,555	87,121
INTEREST EXPENSE
Deposits		4,009	4,967	5,706
Other borrowings		1,847	2,332	3,456
Total Interest Expense		5,856	7,299	9,162
Net Interest Income		74,986	73,256	77,959
Provision for loan losses		(2,714)	(3,136)	(3,988)
Net Interest Income After Provision for Loan Losses		77,700	76,392	81,947
NON-INTEREST INCOME
Service charges on deposit accounts		12,389	13,446	14,076
Interchange income		8,481	8,164	7,362
Net gains (losses) on assets
Mortgage loans		7,448	5,628	10,022
Securities		20	329	395
Other than temporary impairment loss on securities
Total impairment loss		0	(9)	(26)
Loss recognized in other comprehensive income (loss)		0	0	0
Net impairment loss recognized in earnings		0	(9)	(26)
Mortgage loan servicing, net		1,751	791	3,806
Title insurance fees		1,156	995	1,682
Net gain on branch sale		1,193	0	0
Gain on extinguishment of debt		0	500	0
Increase in fair value of U.S. Treasury warrant		0	0	(1,025)
Other		7,692	8,931	8,537
Total Non-interest Income		40,130	38,775	44,829
NON-INTEREST EXPENSE
Compensation and employee benefits		48,186	47,221	47,924
Occupancy, net		8,369	8,912	8,845
Data processing		7,944	7,532	8,019
Furniture, fixtures and equipment		3,892	4,137	4,293
Loan and collection		3,609	5,392	6,886
Communications		2,957	2,926	2,919
Advertising		2,121	2,193	2,433
Legal and professional		2,013	1,969	2,459
FDIC deposit insurance		1,366	1,567	2,435
Interchange expense		1,125	1,291	1,645
Credit card and bank service fees		797	946	1,263
Vehicle service contract counterparty contingencies		119	199	4,837
Costs (recoveries) related to unfunded lending commitments		113	31	(90)
Provision for loss reimbursement on sold loans		(59)	(466)	2,152
Net (gains) losses on other real estate and repossessed assets		(180)	(500)	1,237
Other		6,078	6,601	6,861
Total Non-interest Expense		88,450	89,951	104,118
Income Before Income Tax		29,380	25,216	22,658
Income tax expense (benefit)		9,363	7,195	(54,851)
Net Income		20,017	18,021	77,509
Preferred stock dividends and discount accretion		0	0	(3,001)
Preferred stock discount		0	0	7,554
Net income applicable to common stock		$ 20,017	$ 18,021	$ 82,062
Net income per common share
Basic (in dollars per share)	[1]	$ 0.88	$ 0.79	$ 5.87
Diluted (in dollars per share)		0.86	0.77	3.55
Cash dividends declared per common share (in dollars per share)		$ 0.26	$ 0.18	$ 0

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.